Acquisitions and Disposals - Additional Information (Details) $ / shares in Units, € in Thousands																						12 Months Ended
	Dec. 06, 2018 CAD ($)	Dec. 06, 2018 EUR (€)	Nov. 23, 2018 CAD ($) shares	Nov. 05, 2018 shares	Sep. 05, 2018 CAD ($) shares	Aug. 03, 2018 CAD ($) shares	Jul. 05, 2018 CAD ($) shares	Jul. 05, 2018 CAD ($) shares $ / shares	Jul. 01, 2018 CAD ($)	May 30, 2018 CAD ($) shares $ / shares	Apr. 16, 2018 CAD ($) shares	Jan. 24, 2018 CAD ($) shares $ / shares	Dec. 18, 2017 CAD ($) ft²	Dec. 05, 2017 CAD ($) ft²	Dec. 01, 2017	Nov. 30, 2017 CAD ($)	Oct. 10, 2017 CAD ($)	Sep. 20, 2017	Sep. 06, 2017 CAD ($)	Aug. 28, 2017 CAD ($) $ / shares shares	May 01, 2017 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 25, 2019 CAD ($)	Mar. 25, 2019 EUR (€)	Oct. 24, 2018 CAD ($)	Sep. 04, 2018 CAD ($)	Mar. 31, 2017 CAD ($) shares
Disclosure Of Business Combinations [Line Items]
Consideration paid in shares																						$ 948,341,000
Fair value of the contingent consideration																						140,385,000
Consideration paid in cash																						397,372,000
Total consideration																						1,602,076,000
Deferred tax liability																						(55,918,000)
Grant date fair value of all milestone shares							$ 106,377,000	$ 106,377,000
Replacement options																						21,736,000
Gain on fair value of previously held equity interest																						62,682,000
Other consideration																						949,000
Replacement warrants																						$ 30,611,000
Number of shares issued | shares							310,316	310,316														337,510,408	199,320,981					162,187,262
Goodwill																						$ 1,544,055,000	$ 314,923,000					$ 241,371,000
Contingent consideration fair value																						6,400,000	61,150,000
Acquisition of NCI																						(996,000)
Share capital							$ 2,750,000	$ 2,750,000														6,026,618,000	1,076,838,000
Grant date fair value amortized over the estimated vesting period								$ 6,731,000
Purchase price of property																						644,456,000	176,037,000
Put liabilities																						6,400,000	61,150,000
Transfer of Vert Mirabel investment to Canopy Rivers																						(680,000)
Proceeds from issuance of common shares and warrants																						5,072,500,000	$ 470,670,000
Vert Mirabel
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired																							100.00%
Ownership interest													40.70%
Contingent consideration fair value																						6,400,000	$ 4,850,000
Name of venture													Vert Mirabel
Place in business													Quebec
Purchase price of property													$ 20,000
Percentage of increase property													3.00%
License agreement period													5 years
Fair value of put option estimated using discounted cash flow approach																							3,750,000
Put liabilities																						6,400,000	4,850,000
Transfer of Vert Mirabel investment to Canopy Rivers																							964,000
Cash contributed to exchange of preference share																							$ 15,000,000
Preferred dividend rate																							18.00%
Cumulative preferred dividends																							$ 750,000
Proceeds from issuance of common shares and warrants																							2,750,000
Fair value grant date discount value																							2,599,000
Vert Mirabel | Property Plant and Equipment under Operating Leases
Disclosure Of Business Combinations [Line Items]
Area of Greenhouse | ft²													700,000
Vert Mirabel | Canopy Rivers
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary													26.00%
Vert Mirabel | Les Serres Vert Cannabis Inc
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest held by non-controlling interest													33.30%
Spot Therapeutics Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired																				100.00%
Date of acquisition																				Aug. 28, 2017
Name of acquiree																				Spot Therapeutics Inc. (“Spot”)
Share issue price | $ / shares																				$ 8.90
Consideration paid in shares																				$ 993,000
Consideration paid in cash																				$ 907,000
Date of acquisition																				Aug. 28, 2017
Share-based compensation expense																				$ 844,000
Share-based compensation expense																				$ 844,000
Number of shares issued | shares																				111,669
Green Hemp Industries Ltd
Disclosure Of Business Combinations [Line Items]
Name of acquiree												Green Hemp Industries Ltd
Number of common shares issued | shares												24,577
Share issue price | $ / shares												$ 34.87
Consideration paid in shares												$ 857,000
Consideration paid in cash												166,000
Total consideration												$ 1,023,000
Agripharm
Disclosure Of Business Combinations [Line Items]
Goodwill																$ 2,259,000							2,259,000
Proportion of ownership interest in subsidiary															40.00%	100.00%
Fair value of retained interest																							38,400,000
Transaction costs included in carrying value of investment																							311,000
Advance under the repayable debenture Agreement total																							$ 9,000,000
Royalty term																							20 years
Advance under royalty agreement																							$ 3,000,000
Percentage of acquisition through Warrant																							4.00%
Consideration to be paid through warrant exercise																							$ 5,000,000
Receivable under the royalty agreement																							3,000,000
Amount allocated to the royalty receivable																							2,414,000
Alberta Treasury Board Financing
Disclosure Of Business Combinations [Line Items]
Principal amount																						95,000,000
Maximum | Agripharm
Disclosure Of Business Combinations [Line Items]
Advance under the repayable debenture Agreement total																							20,000,000
Minimum | Vert Mirabel
Disclosure Of Business Combinations [Line Items]
Purchase price of property													$ 23,000
Aldergrove Lease
Disclosure Of Business Combinations [Line Items]
Purchase price for acquiring the limited partnership units of the entity																	$ 28,000,000
Percentage of price increase from license date																	3.00%
Percentage of price increase after the fifth anniversary from license date																	8.00%
Delta Lease
Disclosure Of Business Combinations [Line Items]
Purchase price for acquiring the limited partnership units of the entity																	$ 45,000,000
Percentage of price increase from license date																	3.00%
Percentage of price increase after the fifth anniversary from license date																	8.00%
Health Canada Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets																						158,592,000
Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets																						153,716,000
Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets																						55,463,000
BC Tweed
Disclosure Of Business Combinations [Line Items]
Ownership interest																	66.67%
Goodwill																	$ 36,400,000
Estimated fair value of liability																							56,300,000
Increase in estimated fair value of liability																							$ 19,900,000
Acquisition of NCI																						44,350,000
Recognized assets under finance lease																										$ 73,000,000
Finance lease liability																										$ 73,000,000
BC Tweed | Discounted Cash Flow
Disclosure Of Business Combinations [Line Items]
Estimated fair value of liability																	$ 36,400,000
Partner
Disclosure Of Business Combinations [Line Items]
Ownership interest																	33.33%
D C L Acquisition
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired										100.00%
Date of acquisition										May 30, 2018
Name of acquiree										Spectrum Cannabis (Lesotho) PTY Limited
Number of common shares issued | shares										666,362
Share issue price | $ / shares										$ 37.07
Consideration paid in shares										$ 24,702,000												24,702,000
Fair value of the contingent consideration										2,100,000												2,100,000
Consideration paid in cash										500,000												500,000
Total consideration										27,302,000												27,302,000
Fair value of shares issued on grant date that will be amortized over expected vesting period										9,400
Deferred tax liability										$ 2,716,000												(2,716,000)
Date of acquisition										May 30, 2018
D C L Acquisition | Health Canada Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets										$ 27,379,000												$ 27,379,000
D C L Acquisition | Licensing Milestone
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares										79,892
D C L Acquisition | Operational Milestones
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares										253,586,000
Spectrum Colombia Acquisition
Disclosure Of Business Combinations [Line Items]
Date of acquisition							Jul. 05, 2018
Name of acquiree							Spectrum Colombia
Number of common shares issued | shares							1,193,237	1,193,237														2,098,304
Consideration paid in shares							$ 46,119,000	$ 46,119,000														$ 46,119,000
Total consideration																						46,119,000
Deferred tax liability							$ 14,002,000	14,002,000														$ (14,002,000)
Percentage of shares to be issued to previous shareholders of acquirees, if milestones are all met																						4.00%
Change in fair value of land								3,794,000
Date of acquisition							Jul. 05, 2018
Spectrum Colombia Acquisition | Health Canada Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets							$ 50,063,000	50,063,000														$ 50,063,000
Canindica Capital Ltd
Disclosure Of Business Combinations [Line Items]
Consideration paid in shares							42,623,000	42,623,000
Total consideration							$ 23,004,000	23,004,000
Number of shares in exchange for all outstanding shares of acquiree | shares							595,184
Payment to be received if milestones are not met by acquiree							$ 10,000,000	$ 10,000,000
Percentage of shares to be issued to previous shareholders of acquirees, if milestones are all met																						6.00%
C H I Acquisition
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired						100.00%
Date of acquisition						Aug. 03, 2018
Name of acquiree						CHI
Number of common shares issued | shares						2,591,369
Consideration paid in shares						$ 98,034,000																$ 98,034,000
Total consideration																						168,915,000
Deferred tax liability						$ 4,806,000																(4,806,000)
Date of acquisition						Aug. 03, 2018
Share exchange ratio						37.9014%
Value of common shares issued						$ 87,717,000
Fair value of the Compensation shares issued						10,317,000
Replacement options						8,199,000																8,199,000
Share-based compensation expense						11,714,000
Participating share																							43.00%
Gain on fair value of previously held equity interest						62,682,000																62,682,000
Implied fair value						$ 62,682,000
Estimated control premium percent						5.00%
Useful life						15 years
Share-based compensation expense						$ 11,714,000
C H I Acquisition | Business Combination Achieved in Stages Under IFRS 3
Disclosure Of Business Combinations [Line Items]
Participating share						57.00%
C H I Acquisition | Replacement Options
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares						568,005
C H I Acquisition | Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares						485,572
C H I Acquisition | Common Shares | Compensation Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares						217,859
C H I Acquisition | Key Management Personnel | Replacement Options
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares						154,208
C H I Acquisition | Key Management Personnel | Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares						278,230
C H I Acquisition | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets						$ 20,000,000																20,000,000
Hiku Acquisition
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired					100.00%
Date of acquisition					Sep. 05, 2018
Name of acquiree					Hiku
Number of common shares issued | shares					7,943,123
Consideration paid in shares					$ 543,866,000																	543,866,000
Consideration paid in cash					11,994,000																	11,994,000
Total consideration																						600,957,000
Deferred tax liability					$ 14,598,000																	(14,598,000)
Date of acquisition					Sep. 05, 2018
Share exchange ratio					4.60%
Replacement options																						13,537,000
Convertible debentures outstanding, principal amount					$ 618,000
Convertible debentures converted to common shares | shares				22,866	498,387
Fair value of debentures					$ 1,570,000
Other consideration					949,000																	949,000
Fair value of debentures allocated to debt component					621,000
Advanced cash pursuant to promissory note																											$ 10,000,000
Replacement warrants																						30,611,000
Hiku Acquisition | Convertible Debenture
Disclosure Of Business Combinations [Line Items]
Liabilities incurred					949,000
Hiku Acquisition | Promissory Note
Disclosure Of Business Combinations [Line Items]
Liabilities incurred					$ 10,000,000
Hiku Acquisition | Replacement Options
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares					291,629
Consideration paid in shares					$ 17,693,000
Hiku Acquisition | Replacement Options | Pre-combination Services
Disclosure Of Business Combinations [Line Items]
Consideration paid in shares					13,537,000
Hiku Acquisition | Replacement Options | Stock Compensation Expense Rateably over Post-Combination Vesting Period
Disclosure Of Business Combinations [Line Items]
Share-based compensation expense					4,156,000
Share-based compensation expense					$ 4,156,000
Hiku Acquisition | Warrants
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares					920,452
Replacement warrants					$ 30,611,000
Hiku Acquisition | Health Canada Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets					37,300,000																	37,300,000
Hiku Acquisition | Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets					$ 17,000,000																	17,000,000
Ebbu Inc.
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Nov. 23, 2018
Name of acquiree			ebbu Inc. (“ebbu”)
Consideration paid in shares			$ 234,052,000
Fair value of the contingent consideration			116,064,000
Consideration paid in cash			25,000,000																			16,060,000
Total consideration			366,176,000
Deferred tax liability			$ 13,731,000
Date of acquisition			Nov. 23, 2018
Value of common shares issued			$ 29,880,000
Share-based compensation expense			$ 8,416,000
Useful life			15 years
Share-based compensation expense			$ 8,416,000
Number of shares issued | shares			6,221,210
Milestone payment			$ 100,000,000
Milestone payment term			2 years
Minimum percentage of milestone payment in cash and shares			10.00%
Maximum percentage of milestone payment in cash and shares			19.90%
Number of trading days			20 days
Contingent consideration fair value			$ 86,184,000
Fair value of acquisition																						87,584,000
Ebbu Inc. | Cash and Common Shares held back
Disclosure Of Business Combinations [Line Items]
Consideration paid in cash			$ 7,462,000
Number of shares issued | shares			899,424
Assets minimum holding period			12 months
Assets maximum holding period			18 months
Ebbu Inc. | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets			$ 51,600,000
POS
Disclosure Of Business Combinations [Line Items]
Date of acquisition									Jul. 01, 2018
Name of acquiree									POS
Consideration paid in cash			109,094,000						$ 6,000,000
Total consideration			128,958,000
Date of acquisition									Jul. 01, 2018
Advance under processing services agreement									$ 13,864,000
POS
Disclosure Of Business Combinations [Line Items]
Consideration paid in cash																						128,958,000
Total consideration																						128,958,000
Intangible assets									$ 23,300,000
Deferred tax liability			$ 6,042,000																			(6,042,000)
Useful life			15 years
POS | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets																						23,300,000
S&B
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Dec. 06, 2018	Dec. 06, 2018
Name of acquiree	Storz & Bickel GmbH & Co., KG	Storz & Bickel GmbH & Co., KG
Fair value of the contingent consideration																						14,355,000
Consideration paid in cash	$ 203,786,000																					203,786,000
Total consideration																						218,141,000
Deferred tax liability																						(23,000)
Date of acquisition	Dec. 06, 2018	Dec. 06, 2018
S&B | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets																						58,816,000
S&B | Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets																						38,463,000
S&B
Disclosure Of Business Combinations [Line Items]
Fair value of the contingent consideration	$ 14,355,000
Consideration amount | €		€ 10,000
Other liabilities assumed	$ 21,447,000
Cafina
Disclosure Of Business Combinations [Line Items]
Fair value of the contingent consideration																						7,866,000		$ 7,866,000	€ 6,000
Consideration paid in cash																						36,074,000		36,074,000
Total consideration																						43,940,000		$ 43,940,000
Cafina | Health Canada Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets																						$ 43,850,000
Annabis Medical s.r.o
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired											100.00%
Date of acquisition											Apr. 16, 2018
Name of acquiree											Annabis Medical s.r.o.
Consideration paid in shares											$ 1,568,000
Date of acquisition											Apr. 16, 2018
Number of shares issued | shares											50,735
Number of additional common shares issued | shares											34,758
BC Tweed
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired							33.00%	33.00%
Date of acquisition								Jul. 05, 2018
Name of acquiree								BC Tweed
Share issue price | $ / shares								$ 39.70
Consideration paid in cash							$ 1,000,000	$ 1,000,000
Total consideration							495,386,000	$ 495,386,000
Date of acquisition								Jul. 05, 2018
Value of common shares issued							202,133,000	$ 202,133,000
Proportion of ownership interest in subsidiary																						100.00%
Proportion of ownership interest held by non-controlling interest								33.00%
Common shares issued | shares								13,293,969
Number of shares issued | shares								5,091,523
Common shares held in escrow | shares								8,202,446
Fair value of shares held in escrow							265,253,000	$ 265,253,000
Increase in call option								27,000,000
Contingent consideration fair value							72,600,000	72,600,000
Acquisition of NCI								422,786,000
Escrowed shares released to date | shares																						1,261,915
Shares issued to BC Tweed Partner for performance conditions, shares | shares																						155,158
Grant date fair value of share-based compensation																						$ 954,000
Put liabilities							$ 72,600,000	$ 72,600,000
BC Tweed | Maximum
Disclosure Of Business Combinations [Line Items]
Releasing period of shares held in escrow								3 years
R Trees
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired																					100.00%
Date of acquisition																					May 01, 2017
Name of acquiree																					Tweed Grasslands (formerly rTrees)
Share issue price | $ / shares																					$ 9.13
Consideration paid in shares																							$ 6,381,000
Fair value of the contingent consideration																					$ 21,714,000		21,714,000
Consideration paid in cash																							450,000
Total consideration																					$ 30,927,000		30,927,000
Date of acquisition																					May 01, 2017
Value of common shares issued																					$ 6,381,000
Other consideration																							2,382,000
Common shares issued | shares																					3,494,505
Number of shares issued | shares																					698,901
Common shares held in escrow | shares																					2,795,604
Gross contingent consideration																							$ 25,524,000
Replacement options																					$ 1,079,000
Warrants issued																					1,303,000
Effective settlement of receivable																					$ 450,000
Tweed JA
Disclosure Of Business Combinations [Line Items]
Date of acquisition																			Sep. 06, 2017
Name of acquiree																							Tweed JA
Consideration paid in cash																							$ 100,000
Total consideration																			$ 3,769,000				3,769,000
Date of acquisition																			Sep. 06, 2017
Liabilities incurred																							3,669,000
Proportion of ownership interest in subsidiary																			49.00%
Portion Of Subscription Price Advanced																							2,000,000
Spectrum Denmark
Disclosure Of Business Combinations [Line Items]
Consideration paid in cash																							3,228,000
Total consideration																							3,228,000
Share-based compensation expense																						9,895,000	7,206,000
Share-based compensation expense																						$ 9,895,000	$ 7,206,000
Proportion of ownership interest in subsidiary																		62.00%
Proportion of ownership interest held by non-controlling interest																		38.00%
Name of joint operation																		Spectrum Denmark
Principal place of business																		Europe
Number of shares transferred | shares																							1,906,214
Vesting period of exchange																							4 years
Cost to purchase remaining interest																							$ 6,000,000
Fair value options granted																							$ 18,805,000
Operating facility acquired | ft²														430,000
Cash Paid As Consideration Adjusted Amount														$ 3,228,000
Gain on bargain purchase														$ 638,000